SCHEDULE OF PROPERTY AND EQUIPMENT NET (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
At cost:
Office equipment	$ 163,219	$ 161,937
Fixture and fittings	100,877	100,085
Motor vehicle	52,707	52,294
Exchange adjustment	(431)	2,488
Property and equipment, gross	316,372	316,804
Less: accumulated depreciation	(303,765)	(294,507)
Total	$ 12,607	$ 22,297